Property, plant and equipment, net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of property and equipment, net

Property and equipment comprised the following at June 30, 2026 and December 31, 2025:

	Computer Equipment	Office Equipment	Total
Cost
At December 31, 2025	$1,056,476	$7,199	$1,063,675
Additions	7,242	2	7,244
Effect of movements in exchange rates	(4,354)	(5)	(4,359)
At June 30, 2026	$1,059,364	$7,196	$1,066,560

Accumulated depreciation
At December 31, 2025	$614,793	$3,915	$618,708
Depreciation for the period	147,284	634	147,918
Effect of movements in exchange rates	(2,561)	(3)	(2,564)
At June 30, 2026	$759,516	$4,546	$764,062

Net Book Value
At December 31, 2025	$441,683	$3,284	$444,967
At June 30, 2026	$299,848	$2,650	$302,498